Consolidated Statements of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Total	Carta Solutions Holding Corporation [Member]	Fortification [member]	Moka Finance Technologies Inc [Member]	At The Market Arrangement [Member]	Registered Direct Offerings [Member]	Share capital	Share capital Carta Solutions Holding Corporation [Member]	Share capital Fortification [member]	Share capital Moka Finance Technologies Inc [Member]	Share capital At The Market Arrangement [Member]	Share capital Registered Direct Offerings [Member]	Contributed surplus	Contributed surplus Registered Direct Offerings [Member]	Revaluation reserve	Foreign currency translation reserve	Deficit
Beginning balance, Shares at Dec. 31, 2020							10,910
Beginning balance, Amount at Dec. 31, 2020	$ 5,236						$ 106,730						$ 13,560				$ (115,054)
Net loss	(33,209)																(33,209)
Treasury shares reserve (Note 25b), Shares							(107)
Treasury shares reserve (Note 25b), Amount	(2,364)						$ (2,364)
Foreign currency translation reserve	458															$ 458
Revaluation reserve	468														$ 468
Stock-based compensation (Note 25c)	11,683												11,683
Options and RSUs exercised or converted, Shares							280
Options and RSUs exercised or converted, Amount	1,534						$ 2,674						(1,140)
Shares issued											508	3,820
Shares issued value					$ 16,804	$ 72,252					$ 16,804	$ 71,475		$ 777
Shares issued on acquisition								3,333	25	1,545
Shares issued on acquisition value		$ 54,800	$ 396	$ 47,207				$ 54,800	$ 396	$ 47,207
Shares issued - replacement awards							122
Shares issued for purchase of investment accounted for using the equity method (Note 25), Shares							2,756
Shares issued on investment accounted for using the equity method, Amount	77,780						$ 77,780
Shares issued - Convertible debentures, Shares							1,060
Shares issued - Convertible debentures, Amount	8,783						$ 8,783
Equity settled share-based payment, Shares							6
Equity settled share-based payment, Amount	164						$ 164
Warrants issued for broker services, Amount	1,410												1,410
Warrants exercised, Shares							1,206
Warrants exercised, Amount	6,375						$ 8,179						(1,804)
Ending balance, Shares at Dec. 31, 2021							25,464
Ending balance, Amount at Dec. 31, 2021	269,777						$ 392,628						24,486		468	458	(148,263)
Net loss	(165,678)																(165,678)
Purchase of common shares for cancellation, Shares							(600)
Purchase of common shares for cancellation, Amount	(1,627)						$ (1,627)
Cancellation of replacement awards							(1)
Foreign currency translation reserve	101															101
Revaluation reserve	(468)														$ (468)
Stock-based compensation (Note 25c)	8,712												8,712
Options and RSUs exercised or converted, Shares							29
Options and RSUs exercised or converted, Amount	69						$ 242						(173)
Ending balance, Shares at Dec. 31, 2022							24,892
Ending balance, Amount at Dec. 31, 2022	110,886						$ 391,243						33,025			559	(313,941)
Net loss	(17,887)																(17,887)
Purchase of common shares for cancellation, Shares							(474)
Purchase of common shares for cancellation, Amount	(1,193)						$ (1,193)
Cancellation of replacement awards							(3)
Treasury shares reserve (Note 25b), Shares							(90)
Treasury shares reserve (Note 25b), Amount	(244)						$ (244)
Foreign currency translation reserve	(316)															(316)
Stock-based compensation (Note 25c)	2,457												2,457
Warrants issued for broker services, Amount	21												21
Ending balance, Shares at Dec. 31, 2023							24,325
Ending balance, Amount at Dec. 31, 2023	$ 93,724						$ 389,806						$ 35,503			$ 243	$ (331,828)